Non-Current Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Defined benefit pension obligations, net (note 10)	$ 16,262	$ 10,395
Other non-current liabilities	25,599	15,971
Non-current other liabilities (Note 9)	$ 41,861	$ 26,366